Income Taxes (Unrecognized Tax Benefits) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Unrecognized Tax Benefits [Abstract]
Balance at January 1	$ 72,100	$ 66,000
Additions based on tax positions related to the current year	3,200	6,100
Reductions due to the statute of limitation	(32,000)
Balance at December 31	$ 43,300	$ 72,100